Submission	Aug. 27, 2025
Submission [Line Items]
Central Index Key	0001802768
Registrant Name	Royalty Pharma plc
Registration File Number	333-279905
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A